Schedule of Investments
March 31, 2021 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 23.3%

Communication Services - 2.5%
Activision Blizzard Inc	3,215	298,995
Alphabet Inc - Class A (2)	168	346,503
Alphabet Inc - Class C (2)	350	724,021
AMC Entertainment Holdings Inc - Class A	305	3,114
AMC Networks Inc - Class A (2)	36	1,914
AT&T Inc	375	11,351
Boston Omaha Corp (2)	174	5,143
Cinemark Holdings Inc	23	469
Comcast Corp - Class A	6,924	374,658
DHI Group Inc (2)	128	429
Discovery Inc (2)	286	12,430
Electronic Arts Inc	712	96,383
EW Scripps Co/The	42	809
Facebook Inc (2)	1,753	516,311
Fluent Inc (2)	293	1,201
Fox Corp - Class A	36	1,300
Frontier Communications Corp (2)	606	170
Gray Television Inc	400	7,360
Interpublic Group of Cos Inc/The	6,729	196,487
Lions Gate Entertainment Corp - Class A (2)	262	3,917
MediaAlpha Inc (2)	5	177
Meredith Corp	58	1,727
MSG Networks Inc (2)	203	3,053
Netflix Inc (2)	354	184,668
News Corp - Class A	545	13,859
ORBCOMM Inc (2)	62	473
Pinterest Inc - Class A (2)	370	27,391
Roku Inc - Class A (2)	142	46,259
Spotify Technology SA (2)	168	45,016
Take-Two Interactive Software Inc (2)	42	7,421
TechTarget Inc (2)	195	13,543
TEGNA Inc	669	12,597
Telephone and Data Systems Inc	313	7,186
Twitter Inc (2)	860	54,722
Verizon Communications Inc	5,753	334,537
ViacomCBS Inc	98	4,420
ViacomCBS Inc	367	17,311
Walt Disney Co/The	438	80,820
Yelp Inc (2)	34	1,326
Zillow Group Inc (2)	142	18,409

		3,477,880

Consumer Discretionary - 3.0%
Abercrombie & Fitch Co	9	309
Adient PLC (2)	46	2,033
Amazon.com Inc (2)	312	965,353
American Axle & Manufacturing Holdings Inc (2)	18	174
Aptiv PLC (2)	90	12,411
Aramark	266	10,049
Aspen Group Inc/CO (2)	121	726
Best Buy Co Inc	1,282	147,186
Big Lots Inc	52	3,552
BorgWarner Inc	104	4,821
Boyd Gaming Corp (2)	187	11,026
Brinker International Inc	58	4,121
Caleres Inc	24	523
Camping World Holdings Inc	186	6,767
Capri Holdings Ltd (2)	150	7,650
Chipotle Mexican Grill Inc (2)	110	156,290
Cooper Tire & Rubber Co	71	3,975
Cooper-Standard Holdings Inc (2)	10	363
Crocs Inc (2)	607	48,833
Dana Inc	310	7,542

Darden Restaurants Inc	120	17,040
Deckers Outdoor Corp (2)	159	52,537
Del Taco Restaurants Inc	49	469
Dillard's Inc - Class A	5	483
Dollar Tree Inc (2)	149	17,055
DR Horton Inc	1,069	95,269
eBay Inc	577	35,335
El Pollo Loco Holdings Inc (2)	113	1,822
Etsy Inc (2)	55	11,092
Everi Holdings Inc (2)	110	1,552
Fiesta Restaurant Group Inc (2)	45	567
Foot Locker Inc	86	4,838
Ford Motor Co (2)	445	5,451
Fossil Group Inc (2)	57	707
GameStop Corp (2)	47	8,922
General Motors Co	1,869	107,393
Genesco Inc (2)	35	1,663
Gentex Corp	464	16,551
Goodyear Tire & Rubber Co/The	243	4,270
Greenlane Holdings Inc (2)	175	928
Group 1 Automotive Inc	26	4,103
GrowGeneration Corp (2)	58	2,882
Guess? Inc	41	964
Hanesbrands Inc	52	1,023
Hilton Grand Vacations Inc (2)	456	17,095
Home Depot Inc/The	1,652	504,273
Houghton Mifflin Harcourt Co (2)	120	914
Installed Building Products Inc	1	111
International Game Technology PLC	555	8,908
Kohl's Corp	157	9,359
L Brands Inc (2)	138	8,537
Lakeland Industries Inc (2)	3	84
Las Vegas Sands Corp	65	3,949
LCI Industries	56	7,408
Lear Corp	117	21,206
Lennar Corp	454	45,958
Lowe's Cos Inc	1,857	353,164
Lululemon Athletica Inc (2)	60	18,403
Lumber Liquidators Holdings Inc (2)	91	2,286
M/I Homes Inc (2)	98	5,789
Magnite Inc (2)	113	4,702
MarineMax Inc (2)	92	4,541
Marriott International Inc/MD (2)	126	18,662
McDonald's Corp	1,669	374,090
Meritage Homes Corp (2)	153	14,064
MGM Resorts International	346	13,145
Modine Manufacturing Co (2)	147	2,171
Nautilus Inc (2)	53	829
ODP Corp/The	127	5,498
OneWater Marine Inc (2)	238	9,510
Overstock.com Inc (2)	22	1,458
Papa John's International Inc	161	14,271
Party City Holdco Inc (2)	150	870
Penn National Gaming Inc (2)	176	18,452
Polaris Inc	5	668
PulteGroup Inc	1,826	95,755
Qurate Retail Inc - Class A	533	6,268
RCI Hospitality Holdings Inc	46	2,925
Red Rock Resorts Inc	98	3,194
Rent-A-Center Inc/TX	1,033	59,563
Scientific Games Corp (2)	95	3,659
Shake Shack Inc (2)	93	10,488
Sonic Automotive Inc	68	3,371
Starbucks Corp	1,204	131,561
Sturm Ruger & Co Inc	47	3,105
Tapestry Inc (2)	337	13,888
Target Corp	636	125,973
Taylor Morrison Home Corp (2)	166	5,114
Tenneco Inc (2)	585	6,271
Tesla Inc (2)	641	428,143
Texas Roadhouse Inc (2)	64	6,140
Thor Industries Inc	247	33,281
Tilly's Inc - Class A (2)	10	113
TopBuild Corp (2)	18	3,770
Town Sports International Holdings Inc (2)	464	132
Tupperware Brands Corp (2)	49	1,294

Ulta Beauty Inc (2)	11	3,401
Vista Outdoor Inc (2)	28	898
VOXX International Corp (2)	86	1,639
Waitr Holdings Inc (2)	249	730
Williams-Sonoma Inc	13	2,330
Workhorse Group Inc (2)	115	1,584
XPEL Inc (2)	54	2,804
Zumiez Inc (2)	29	1,244

		4,235,633
Consumer Staples - 0.6%
Bunge Ltd	2,929	232,182
Casey's General Stores Inc	185	39,995
Celsius Holdings Inc (2)	2	96
Conagra Brands Inc	565	21,244
Darling Ingredients Inc (2)	1,899	139,728
Freshpet Inc (2)	42	6,670
General Mills Inc	35	2,146
Hershey Co/The	1,409	222,847
Kroger Co/The	1,064	38,293
Medifast Inc	18	3,813
Nu Skin Enterprises Inc	14	740
PepsiCo Inc	64	9,053
Performance Food Group Co (2)	178	10,255
PriceSmart Inc	33	3,193
Rite Aid Corp (2)	65	1,330
SpartanNash Co	66	1,296
Spectrum Brands Holdings Inc	130	11,050
United Natural Foods Inc (2)	43	1,416
Walgreens Boots Alliance Inc	437	23,991
Walmart Inc	456	61,938

		831,276

Energy - 0.4%
Amplify Energy Corp	408	1,134
Antero Resources Corp (2)	153	1,561
Apache Corp	488	8,735
Ardmore Shipping Corp	4	18
Aspen Aerogels Inc (2)	132	2,685
Baker Hughes Co	1,092	23,598
Berry Corp	98	540
Bristow Group Inc (2)	2	52
Cactus Inc	136	4,164
Cimarex Energy Co	156	9,265
Clean Energy Fuels Corp (2)	166	2,281
CNX Resources Corp (2)	148	2,176
ConocoPhillips	1,286	68,119
CONSOL Energy Inc (2)	242	2,352
Contango Oil & Gas Co (2)	402	1,568
Continental Resources Inc/OK	37	957
Delek US Holdings Inc	88	1,917
Devon Energy Corp	974	21,282
DHT Holdings Inc	204	1,210
Diamondback Energy Inc	174	12,787
Dorian LPG Ltd (2)	279	3,663
Earthstone Energy Inc (2)	200	1,430
Energy Fuels Inc/Canada (2)	312	1,772
EOG Resources Inc	524	38,006
EQT Corp (2)	472	8,770
Exterran Corp (2)	25	84
Extraction Oil & Gas Inc A Warrants (2)(7)	3	0
Extraction Oil & Gas Inc B Warrants (2)(7)	1	0
Exxon Mobil Corp	2,640	147,391
Frank's International NV (2)	478	1,697
Golar LNG Ltd	33	338
Goodrich Petroleum Corp (2)	57	539
Hallador Energy Co	217	406
Hess Corp	226	15,992
International Seaways Inc	45	872
Laredo Petroleum Inc (2)	99	2,976
Nabors Industries Ltd	4	374
NextDecade Corp (2)	167	446
NexTier Oilfield Solutions Inc (2)	1	4
Nine Energy Service Inc (2)	136	313

NOV Inc	67	919
Oasis Petroleum Inc Warrants (2)(7)	1	0
Oceaneering International Inc (2)	131	1,496
Par Pacific Holdings Inc (2)	367	5,182
PDC Energy Inc (2)	118	4,059
Peabody Energy Corp (2)	92	282
Phillips 66	235	19,162
Pioneer Natural Resources Co	152	24,141
Profire Energy Inc (2)	5	6
Range Resources Corp (2)	117	1,209
Renewable Energy Group Inc (2)	137	9,047
Schlumberger NV	1,393	37,876
Scorpio Tankers Inc	27	498
SilverBow Resources Inc (2)	62	482
SM Energy Co	90	1,473
Southwestern Energy Co (2)	978	4,548
Targa Resources Corp	992	31,496
Teekay Corp (2)	254	813
Transocean Ltd (2)	237	841
Uranium Energy Corp (2)	48	137
Valero Energy Corp	323	23,127
W&T Offshore Inc (2)	45	162
Westmoreland Coal Co (2)(7)	410	0
Whiting Petroleum Corp (2)	30	1,064
Whiting Petroleum Corp A Warrants (2)	8	26
Whiting Petroleum Corp B Warrants (2)	2	6
World Fuel Services Corp	212	7,462

		566,988

Financials - 2.6%
Affiliated Managers Group Inc	44	6,557
Aflac Inc	1,529	78,254
AGNC Investment Corp	1,578	26,447
Allstate Corp/The	205	23,555
Ally Financial Inc	975	44,080
American Express Co	307	43,422
American Financial Group Inc/OH	57	6,504
Ameriprise Financial Inc	17	3,952
Ameris Bancorp	322	16,908
Annaly Capital Management Inc	111	955
Arbor Realty Trust Inc	816	12,974
Artisan Partners Asset Management Inc	169	8,817
Associated Banc-Corp	1,295	27,635
Axos Financial Inc (2)	7	329
BancorpSouth Bank	4	130
Bank of America Corp	6,549	253,381
Bank of New York Mellon Corp/The	1,072	50,695
Bank of NT Butterfield & Son Ltd/The	233	8,905
Bank OZK	61	2,492
Berkshire Hathaway Inc - Class B (2)	2,462	628,967
BM Technologies Inc (2)	37	431
BOK Financial Corp	160	14,291
Cadence BanCorp	168	3,483
Capital One Financial Corp	549	69,849
Cathay General Bancorp	24	979
Charles Schwab Corp/The	1,324	86,298
Citigroup Inc	1,201	87,373
Citizens Financial Group Inc	729	32,185
Civista Bancshares Inc	105	2,409
CNO Financial Group Inc	694	16,857
Comerica Inc	146	10,474
Curo Group Holdings Corp	456	6,653
Customers Bancorp Inc (2)	107	3,405
East West Bancorp Inc	290	21,402
Ellington Residential Mortgage REIT	623	7,669
Erie Indemnity Co	81	17,894
Esquire Financial Holdings Inc (2)	40	912
Evercore Inc	223	29,378
Fifth Third Bancorp	1,226	45,914
First Choice Bancorp	7	170
First Citizens BancShares Inc/NC	13	10,865
First Horizon Corp	849	14,357
FNB Corp/PA	198	2,515
Goldman Sachs Group Inc/The	3	981
Goosehead Insurance Inc	73	7,824

Hartford Financial Services Group Inc/The	114	7,614
Hilltop Holdings Inc	273	9,317
JPMorgan Chase & Co	2,695	410,260
KeyCorp	735	14,685
LendingClub Corp (2)	27	446
M&T Bank Corp	137	20,771
Medley Management Inc (2)	25	175
Mercury General Corp	9	547
Meta Financial Group Inc	60	2,719
MetLife Inc	365	22,188
Moelis & Co	155	8,506
Morgan Stanley	1,357	105,385
Mr Cooper Group Inc (2)	457	15,885
NewStar Financial Contingent Value Rights (2)(7)	8	0
Northrim BanCorp Inc	202	8,587
OneMain Holdings Inc	64	3,438
Oppenheimer Holdings Inc	113	4,526
PennyMac Financial Services Inc	580	38,785
PennyMac Mortgage Investment Trust	235	4,606
People's United Financial Inc	585	10,472
Pinnacle Financial Partners Inc	97	8,600
PNC Financial Services Group Inc/The	208	36,485
Popular Inc (2)	415	29,183
Progressive Corp/The	2,993	286,161
Prudential Financial Inc	50	4,555
Pzena Investment Management Inc	433	4,559
QCR Holdings Inc	55	2,597
RBB Bancorp	57	1,155
Ready Capital Corp	416	5,583
Regions Financial Corp	2,301	47,539
Selective Insurance Group Inc	39	2,829
Siebert Financial Corp (2)	46	186
Signature Bank/New York NY	48	10,853
Silvercrest Asset Management Group Inc	73	1,050
Silvergate Capital Corp (2)	18	2,559
Simmons First National Corp	222	6,587
SLM Corp	723	12,992
South State Corp	45	3,533
Starwood Property Trust Inc	519	12,840
State Street Corp	142	11,929
Stewart Information Services Corp	927	48,232
StoneX Group Inc (2)	55	3,596
SVB Financial Group (2)	61	30,113
Synchrony Financial	6,303	256,280
Synovus Financial Corp	157	7,183
T Rowe Price Group Inc	199	34,148
TCF Financial Corp	115	5,343
Triumph Bancorp Inc (2)	52	4,024
Truist Financial Corp	1,467	85,555
Trupanion Inc (2)	23	1,753
United Community Banks Inc/GA	250	8,530
Unum Group	1,695	47,172
Valley National Bancorp	526	7,227
Virtu Financial Inc	644	19,996
Virtus Investment Partners Inc	70	16,485
Walker & Dunlop Inc	195	20,034
Webster Financial Corp	285	15,706
Wells Fargo & Co	2,324	90,799
Western Alliance Bancorp	151	14,260
Wintrust Financial Corp	95	7,201
Zions Bancorp NA	154	8,464

		3,652,315

Healthcare - 4.4%
Abbott Laboratories	415	49,734
AbbVie Inc	3,550	384,181
Abeona Therapeutics Inc (2)	148	278
AcelRx Pharmaceuticals Inc (2)	57	97
ADMA Biologics Inc (2)	54	95
Adverum Biotechnologies Inc (2)	99	976
Agilent Technologies Inc	799	101,585
Alexion Pharmaceuticals Inc (2)	317	48,472
Align Technology Inc (2)	77	41,698
Alkermes PLC (2)	423	7,902
Allscripts Healthcare Solutions Inc (2)	26	390
Amedisys Inc (2)	9	2,383

AmerisourceBergen Corp	96	11,335
Amgen Inc	1,044	259,758
Amneal Pharmaceuticals Inc (2)	55	370
Apellis Pharmaceuticals Inc (2)	127	5,450
Arcutis Biotherapeutics Inc (2)	42	1,215
Arrowhead Pharmaceuticals Inc (2)	120	7,957
Arvinas Inc (2)	66	4,363
Assertio Holdings Inc (2)	1,068	729
Axogen Inc (2)	117	2,370
Beam Therapeutics Inc (2)	44	3,522
Beyondspring Inc (2)	58	642
BioDelivery Sciences International Inc (2)	970	3,793
Biogen Inc (2)	24	6,714
Bio-Rad Laboratories Inc (2)	23	13,137
Bio-Techne Corp	42	16,041
Blueprint Medicines Corp (2)	62	6,028
Bridgebio Pharma Inc (2)	88	5,421
Bristol-Myers Squibb Co	3,000	189,390
Calyxt Inc (2)	47	283
Cardinal Health Inc	1,702	103,397
CareDx Inc (2)	116	7,898
CASI Pharmaceuticals Inc (2)	44	106
Catalent Inc (2)	463	48,759
Catalyst Pharmaceuticals Inc (2)	639	2,946
Celcuity Inc (2)	35	502
Centene Corp (2)	372	23,775
Centogene NV (2)	40	485
Cerecor Inc (2)	279	843
Cerner Corp	1,847	132,762
Charles River Laboratories International Inc (2)	101	29,273
ChemoCentryx Inc (2)	68	3,484
Chimerix Inc (2)	117	1,128
Community Health Systems Inc (2)	13	176
Computer Programs and Systems Inc	110	3,366
CorMedix Inc (2)	35	350
CVS Health Corp	1,738	130,750
CytomX Therapeutics Inc (2)	142	1,098
Danaher Corp	969	218,103
Deciphera Pharmaceuticals Inc (2)	57	2,556
Denali Therapeutics Inc (2)	71	4,054
DENTSPLY SIRONA Inc	608	38,796
Dicerna Pharmaceuticals Inc (2)	66	1,688
Editas Medicine Inc (2)	52	2,184
Edwards Lifesciences Corp (2)	521	43,576
Elanco Animal Health, Inc. Contingent Value Rights (2)(7)	32	0
Eli Lilly and Co	914	170,753
Eloxx Pharmaceuticals Inc (2)	123	408
Emergent BioSolutions Inc (2)	79	7,340
Endo International PLC (2)	469	3,475
Enochian Biosciences Inc (2)	7	25
Evelo Biosciences Inc (2)	76	813
Exact Sciences Corp (2)	127	16,736
Exelixis Inc (2)	451	10,188
Fate Therapeutics Inc (2)	85	7,008
Frequency Therapeutics Inc (2)	66	627
Fulgent Genetics Inc (2)	12	1,159
Genprex Inc (2)	305	1,315
Gilead Sciences Inc	2,324	150,200
Globus Medical Inc (2)	61	3,762
Guardant Health Inc (2)	10	1,527
HCA Healthcare Inc	250	47,085
Hill-Rom Holdings Inc	292	32,260
Hologic Inc (2)	138	10,264
Horizon Therapeutics Plc (2)	850	78,234
IDEXX Laboratories Inc (2)	101	49,420
IGM Biosciences Inc (2)	4	307
Illumina Inc (2)	94	36,102
ImmunityBio Inc (2)	6	142
Inogen Inc (2)	11	578
Insmed Inc (2)	80	2,725
Intellia Therapeutics Inc (2)	50	4,013
Iovance Biotherapeutics Inc (2)	399	12,632
Jazz Pharmaceuticals PLC (2)	43	7,068
Johnson & Johnson	3,575	587,551
Jounce Therapeutics Inc (2)	103	1,058

Kodiak Sciences Inc (2)	40	4,536
La Jolla Pharmaceutical Co (2)	46	195
Ligand Pharmaceuticals Inc (2)	3	457
Mallinckrodt PLC (2)	20	8
MannKind Corp (2)	545	2,136
McKesson Corp	280	54,611
Medtronic PLC	2,975	351,437
Merck & Co Inc	4,762	367,103
Mirati Therapeutics Inc (2)	12	2,056
Moderna Inc (2)	770	100,832
ModivCare Inc (2)	16	2,370
Myriad Genetics Inc (2)	23	700
Natera Inc (2)	80	8,123
Natus Medical Inc (2)	241	6,172
Neurocrine Biosciences Inc (2)	142	13,810
NextGen Healthcare Inc (2)	251	4,543
Novavax Inc (2)	53	9,609
Novocure Ltd (2)	39	5,155
Ocular Therapeutix Inc (2)	15	246
Oncocyte Corp (2)	100	519
Organogenesis Holdings Inc (2)	33	601
Owens & Minor Inc	100	3,759
Pacific Biosciences of California Inc (2)	187	6,229
Palatin Technologies Inc (2)	860	593
PerkinElmer Inc	175	22,451
Perrigo Co PLC	874	35,371
Pfizer Inc	6,528	236,509
Precigen Inc (2)	89	613
Quest Diagnostics Inc	130	16,684
Quidel Corp (2)	67	8,571
R1 RCM Inc (2)	118	2,912
Regeneron Pharmaceuticals Inc (2)	587	277,733
ResMed Inc	16	3,104
Rigel Pharmaceuticals Inc (2)	237	811
Rocket Pharmaceuticals Inc (2)	20	887
Royalty Pharma PLC	524	22,857
Scholar Rock Holding Corp (2)	10	507
Seagen Inc (2)	166	23,051
Seres Therapeutics Inc (2)	41	844
Solid Biosciences Inc (2)	138	763
Sorrento Therapeutics Inc (2)	190	1,571
Spectrum Pharmaceuticals Inc (2)	320	1,043
SpringWorks Therapeutics Inc (2)	51	3,752
STAAR Surgical Co (2)	27	2,846
STERIS PLC	90	17,143
Stoke Therapeutics Inc (2)	43	1,670
Stryker Corp	437	106,444
Supernus Pharmaceuticals Inc (2)	65	1,702
Sutro Biopharma Inc (2)	49	1,115
Syros Pharmaceuticals Inc (2)	30	224
Tenet Healthcare Corp (2)	69	3,588
TG Therapeutics Inc (2)	72	3,470
Thermo Fisher Scientific Inc	344	156,995
Translate Bio Inc (2)	96	1,583
TransMedics Group Inc (2)	7	290
Turning Point Therapeutics Inc (2)	66	6,243
Twist Bioscience Corp (2)	65	8,051
Tyme Technologies Inc (2)	114	203
Ultragenyx Pharmaceutical Inc (2)	63	7,173
United Therapeutics Corp (2)	236	39,476
UnitedHealth Group Inc	883	328,538
Universal Health Services Inc	15	2,001
Veeva Systems Inc (2)	115	30,043
Veracyte Inc (2)	193	10,374
Vertex Pharmaceuticals Inc (2)	447	96,056
Viatris Inc (2)	1,834	25,621
WaVe Life Sciences Ltd (2)	110	617
West Pharmaceutical Services Inc	140	39,449
Xencor Inc (2)	122	5,253
Zimmer Biomet Holdings Inc	675	108,054
ZIOPHARM Oncology Inc (2)	192	691
Zoetis Inc	1,045	164,567

		5,998,453

Industrials - 1.7%
3M Co	795	153,181
ABM Industries Inc	110	5,611
Acacia Research Corp (2)	556	3,697
AGCO Corp	222	31,890
Allegiant Travel Co (2)	138	33,680
Altra Industrial Motion Corp	30	1,660
Ameresco Inc - Class A (2)	234	11,379
ArcBest Corp	104	7,318
Array Technologies Inc (2)	83	2,475
ASGN Inc (2)	31	2,959
Atkore Inc (2)	81	5,824
Atlas Air Worldwide Holdings Inc (2)	41	2,478
Axon Enterprise Inc (2)	90	12,818
AZZ Inc	33	1,662
BGSF Inc	87	1,218
Blue Bird Corp (2)	23	576
Boise Cascade Co	313	18,727
Builders FirstSource Inc (2)	125	5,796
CAI International Inc	67	3,050
Caterpillar Inc	391	90,661
Chart Industries Inc (2)	40	5,694
Comfort Systems USA Inc	13	972
CoreLogic Inc/United States	77	6,102
Covenant Logistics Group Inc (2)	85	1,750
CSX Corp	630	60,745
Cummins Inc	1,010	261,701
Deere & Co	458	171,356
Eaton Corp PLC	1,041	143,949
EMCOR Group Inc	371	41,611
Emerson Electric Co	684	61,710
Encore Wire Corp	57	3,826
EnerSys	101	9,171
ExOne Co/The (2)	20	627
FedEx Corp	241	68,454
FuelCell Energy Inc (2)	299	4,309
Generac Holdings Inc (2)	17	5,567
General Electric Co	4,854	63,733
GrafTech International Ltd	532	6,506
Harsco Corp (2)	27	463
Herman Miller Inc	94	3,868
Hertz Global Holdings Inc (2)	256	440
HNI Corp	122	4,826
Huntington Ingalls Industries Inc	70	14,410
Hyster-Yale Materials Handling Inc	55	4,792
Kansas City Southern	217	57,271
Kelly Services Inc - Class A	105	2,338
Korn Ferry	11	686
L B Foster Co - Class A (2)	49	877
Landstar System Inc	96	15,846
Lawson Products Inc/DE (2)	20	1,037
Lockheed Martin Corp	296	109,372
ManpowerGroup Inc	809	80,010
Matson Inc	116	7,737
Maxar Technologies Inc	132	4,992
McGrath RentCorp	42	3,387
Meritor Inc (2)	168	4,943
Mesa Air Group Inc (2)	421	5,662
Miller Industries Inc/TN	196	9,053
Moog Inc	224	18,626
MSC Industrial Direct Co Inc	354	31,927
Mueller Industries Inc	354	14,638
National Presto Industries Inc	29	2,960
Old Dominion Freight Line Inc	98	23,560
Oshkosh Corp	153	18,155
PAE Inc (2)	216	1,948
Pitney Bowes Inc	240	1,978
Plug Power Inc (2)	382	13,691
Primoris Services Corp	858	28,426
Quad/Graphics Inc	413	1,458
Quanta Services Inc	2,374	208,865
Regal Beloit Corp	323	46,086
Resideo Technologies Inc (2)	135	3,814
Rexnord Corp	24	1,130
Rush Enterprises Inc	246	12,258
Ryder System Inc	315	23,830
Safe Bulkers Inc (2)	639	1,566

Saia Inc (2)	33	7,609
Shyft Group Inc/The	107	3,980
SkyWest Inc	72	3,923
Steelcase Inc - Class A	216	3,108
Sterling Construction Co Inc (2)	1	23
Team Inc (2)	66	761
Terex Corp	11	507
Tetra Tech Inc	82	11,129
Textainer Group Holdings Ltd (2)	203	5,816
Timken Co/The	269	21,835
Triton International Ltd	489	26,890
Tutor Perini Corp (2)	23	436
Uber Technologies Inc (2)	163	8,885
Union Pacific Corp	46	10,139
United Parcel Service Inc - Class B	615	104,544
United Rentals Inc (2)	54	17,783
Valmont Industries Inc	32	7,605
Vectrus Inc (2)	101	5,397
WESCO International, Inc. Series A Variable Preferred (9)	153	4,709

		2,346,448

Information Technology - 6.2%
3D Systems Corp (2)	167	4,582
Accenture PLC	150	41,438
ACI Worldwide Inc (2)	605	23,020
Adobe Inc (2)	721	342,742
ADTRAN Inc	18	300
Allegro MicroSystems Inc (2)	969	24,564
Alliance Data Systems Corp	12	1,345
Amkor Technology Inc	427	10,124
Appian Corp (2)	11	1,462
Apple Inc	10,380	1,267,917
Applied Materials Inc	2,385	318,636
Arrow Electronics Inc (2)	572	63,389
Autodesk Inc (2)	10	2,772
Avnet Inc	975	40,472
Bill.com Holdings Inc (2)	40	5,820
Broadcom Inc	329	152,544
Cadence Design Systems Inc (2)	629	86,167
Calix Inc (2)	49	1,698
Cambium Networks Corp (2)	5	234
CDW Corp/DE	652	108,069
Cerence Inc (2)	85	7,614
ChannelAdvisor Corp (2)	103	2,426
Cirrus Logic Inc (2)	30	2,544
Cisco Systems Inc/Delaware	2,435	125,914
Citrix Systems Inc	585	82,111
Cloudera Inc (2)	332	4,040
Cloudflare Inc (2)	161	11,312
Cognex Corp	162	13,444
CommScope Holding Co Inc (2)	348	5,345
CommVault Systems Inc (2)	1,545	99,653
Concentrix Corp (2)	89	13,325
Conduent Inc (2)	731	4,868
Corning Inc	103	4,482
Coupa Software Inc (2)	6	1,527
Crowdstrike Holdings Inc (2)	157	28,654
Dell Technologies Inc - Class C (2)	164	14,457
Diebold Nixdorf Inc (2)	70	989
Digi International Inc (2)	558	10,596
Digital Turbine Inc (2)	305	24,510
Diodes Inc (2)	25	1,996
DocuSign Inc (2)	272	55,066
DXC Technology Co	302	9,441
Dynatrace Inc (2)	130	6,271
Enphase Energy Inc (2)	55	8,919
Euronet Worldwide Inc (2)	134	18,532
Extreme Networks Inc (2)	42	368
FireEye Inc (2)	55	1,076
Fortinet Inc (2)	143	26,372
Hewlett Packard Enterprise Co	1,832	28,836
HP Inc	3,345	106,204
HubSpot Inc (2)	22	9,993
II-VI Inc (2)	144	9,845
Intel Corp	4,874	311,936
Intuit Inc	799	306,065

Itron Inc (2)	57	5,053
Kimball Electronics Inc (2)	206	5,315
KLA Corp	872	288,109
Lam Research Corp	174	103,572
Manhattan Associates Inc (2)	50	5,869
Mastercard Inc	881	313,680
McAfee Corp (2)	481	10,938
Microchip Technology Inc	55	8,537
Micron Technology Inc (2)	1,277	112,644
Microsoft Corp	7,041	1,660,057
MicroStrategy Inc (2)	11	7,467
MKS Instruments Inc	21	3,894
MoneyGram International Inc (2)	148	972
MongoDB Inc (2)	7	1,872
Monolithic Power Systems Inc	15	5,298
NortonLifeLock Inc	1,248	26,532
NVIDIA Corp	203	108,388
OneSpan Inc (2)	81	1,985
Oracle Corp	3,047	213,808
PagerDuty Inc (2)	90	3,621
PayPal Holdings Inc (2)	865	210,057
Photronics Inc (2)	470	6,044
Plantronics Inc	83	3,230
Power Integrations Inc	206	16,785
Priority Technology Holdings Inc (2)	125	868
Progress Software Corp	645	28,419
QUALCOMM Inc	2,437	323,122
Rimini Street Inc (2)	83	745
RingCentral Inc - Class A (2)	46	13,702
salesforce.com Inc (2)	680	144,072
Sanmina Corp (2)	246	10,179
Semtech Corp (2)	23	1,587
Skyworks Solutions Inc	232	42,567
Smartsheet Inc (2)	76	4,858
Sonim Technologies Inc (2)	265	217
SPS Commerce Inc (2)	158	15,691
SS&C Technologies Holdings Inc	3,001	209,680
StoneCo Ltd (2)	331	20,264
Stratasys Ltd (2)	147	3,807
Sykes Enterprises Inc (2)	56	2,468
Teradata Corp (2)	105	4,047
Teradyne Inc	771	93,815
TESSCO Technologies Inc	26	188
Texas Instruments Inc	1,147	216,772
Trade Desk Inc/The (2)	44	28,673
Trimble Inc (2)	193	15,013
TTEC Holdings Inc	96	9,643
Twilio Inc - Class A (2)	132	44,980
Ultra Clean Holdings Inc (2)	118	6,849
Veritone Inc (2)	48	1,151
VirnetX Holding Corp	1,104	6,149
Visa Inc	693	146,729
Vishay Intertechnology Inc	349	8,404
Vontier Corp (2)	71	2,149
Workday Inc (2)	36	8,943
Xperi Holding Corp	459	9,992
Zebra Technologies Corp - Class A (2)	110	53,370
Zoom Video Communications Inc - Class A (2)	156	50,121
Zscaler Inc (2)	127	21,802

		8,530,789

Materials - 0.6%
AdvanSix Inc (2)	241	6,464
Amyris Inc (2)	87	1,662
Avery Dennison Corp	377	69,236
Avient Corp	76	3,593
Berry Global Group Inc (2)	202	12,403
Caledonia Mining Corp PLC	163	2,329
Celanese Corp	110	16,479
Coeur Mining Inc (2)	142	1,282
Commercial Metals Co	117	3,608
Corteva Inc	463	21,585
Dow Inc	651	41,625
Eastman Chemical Co	609	67,063

Element Solutions Inc	106	1,939
Freeport-McMoRan Inc	1,353	44,554
Hawkins Inc	103	3,453
Huntsman Corp	1,341	38,661
Koppers Holdings Inc (2)	126	4,380
Kronos Worldwide Inc	96	1,469
Louisiana-Pacific Corp	403	22,350
LyondellBasell Industries NV	201	20,914
Mosaic Co/The	294	9,293
Myers Industries Inc	202	3,992
Newmont Corp	2,374	143,081
Nucor Corp	60	4,816
Olin Corp	206	7,822
Packaging Corp of America	20	2,690
Rayonier Advanced Materials Inc (2)	137	1,243
Reliance Steel & Aluminum Co	466	70,967
Ryerson Holding Corp (2)	72	1,227
Scotts Miracle-Gro Co/The	693	169,764
Southern Copper Corp	136	9,230
Steel Dynamics Inc	289	14,670
Stepan Co	37	4,703
SunCoke Energy Inc	591	4,143
Trinseo SA	57	3,629
Tronox Holdings PLC	237	4,337
United States Steel Corp	36	942
Westlake Chemical Corp	53	4,706
Westrock Co	84	4,372
Worthington Industries Inc	16	1,073

		851,749

Real Estate Investment Trust - 0.7%
Altisource Portfolio Solutions SA (2)	205	1,884
American Homes 4 Rent	762	25,405
American Tower Corp	350	83,671
Ashford Hospitality Trust Inc	238	702
CareTrust REIT Inc	179	4,168
CatchMark Timber Trust Inc	380	3,868
CBL & Associates Properties Inc (2)	1,071	144
Columbia Property Trust Inc	90	1,539
Community Healthcare Trust Inc	32	1,476
CorEnergy Infrastructure Trust Inc	255	1,803
CorePoint Lodging Inc	268	2,420
Corporate Office Properties Trust	646	17,009
CubeSmart	1,364	51,600
CyrusOne Inc	101	6,840
DiamondRock Hospitality Co (2)	145	1,494
EastGroup Properties Inc	345	49,432
Equinix Inc	94	63,881
Essex Property Trust Inc	72	19,572
Extra Space Storage Inc	691	91,592
Gaming and Leisure Properties Inc	155	6,577
Getty Realty Corp	277	7,845
Healthcare Realty Trust Inc	1,200	36,384
Healthcare Trust of America Inc - Class A	1,031	28,435
Host Hotels & Resorts Inc	312	5,257
Iron Mountain Inc	1,432	52,998
Lamar Advertising Co	1,040	97,677
Life Storage Inc	201	17,276
LTC Properties Inc	673	28,078
Maui Land & Pineapple Co Inc (2)	5	58
National Health Investors Inc	77	5,566
National Storage Affiliates Trust	3,320	132,568
Newmark Group Inc	533	5,333
Omega Healthcare Investors Inc	691	25,311
Park Hotels & Resorts Inc	268	5,783
Piedmont Office Realty Trust Inc	194	3,370
PotlatchDeltic Corp	194	10,266
PS Business Parks Inc	123	19,013
Public Storage	329	81,184
RAIT Financial Trust (2)(7)	368	0
Sabra Health Care REIT Inc	176	3,055
SBA Communications Corp	101	28,033
Spirit MTA REIT Liquidating Trust (2)(7)	477	0
Stratus Properties Inc (2)	1	31
Tanger Factory Outlet Centers Inc (3)	176	2,663
Trinity Place Holdings Inc (2)	367	767
Urstadt Biddle Properties Inc	64	1,066

		1,033,094

Utilities - 0.6%
Atlantic Power Corp (2)		423	1,222
DTE Energy Co		1,961	261,088
Duke Energy Corp		847	81,761
MDU Resources Group Inc		1,409	44,538
NextEra Energy Inc		1,490	112,659
NRG Energy Inc		1,263	47,653
PPL Corp		1,889	54,479
Public Service Enterprise Group Inc		3,079	185,387
UGI Corp		753	30,881
Vistra Corp		1,339	23,667

			843,335

Total Common Stocks	(Cost	$24,013,661)	32,367,960

Registered Investment Companies - 69.7%

Baird Core Plus Bond Fund - Class I		513,112	6,003,411
Dodge & Cox Income Fund		379,501	5,358,554
DoubleLine Total Return Bond Fund - Class I		323,723	3,386,143
Guggenheim Total Return Bond Fund - Class I		84,825	2,409,023
iShares 0-5 Year High Yield Corporate Bond ETF (8)		215,054	9,851,624
iShares JP Morgan USD Emerging Markets Bond ETF (8)		16,221	1,766,142
Lord Abbett High Yield Fund - Class I		780,600	5,846,691
Payden Emerging Markets Bond Fund - Class I		98,761	1,292,776
PGIM Total Return Bond Fund - Class R6		349,565	5,012,756
Pioneer Bond Fund - Class Y		411,516	4,061,667
Segall Bryant & Hamill Plus Bond Fund - Class I		406,424	4,364,996
SPDR Bloomberg Barclays High Yield Bond ETF (3)(8)		72,023	7,836,102
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (8)		571,374	15,615,651
TCW Emerging Markets Income Fund - Class I		161,525	1,290,587
Vanguard Intermediate-Term Corporate Bond ETF (8)		36,309	3,377,826
Vanguard Short-Term Bond ETF (8)		116,182	9,548,999
Xtrackers USD High Yield Corporate Bond ETF (8)		195,737	9,784,894

Total Registered Investment Companies	(Cost	$93,884,308)	96,807,842

Money Market Registered Investment Companies - 12.8%

Meeder Institutional Prime Money Market Fund, 0.06% (5)		8,024,782	8,026,387
Morgan Stanley Government Institutional Fund, 0.03% (4)		9,807,669	9,807,669

Total Money Market Registered Investment Companies	(Cost	$17,829,714)	17,834,056

Total Investments - 105.8%	(Cost	$135,727,683)	147,009,858

Liabilities less Other Assets - (5.8%)			(8,059,169)

Total Net Assets - 100.0%			138,950,689

Trustee Deferred Compensation (6)

Meeder Balanced Fund - Retail Class		1,142	15,177
Meeder Dynamic Allocation Fund - Retail Class		2,918	41,144
Meeder Muirfield Fund - Retail Class		1,859	16,210
Meeder Conservative Allocation Fund - Retail Class		337	8,068

Total Trustee Deferred Compensation	(Cost	$62,952)	80,599

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	53	6/18/2021	5,808,800	(47,454)
Mini MSCI Emerging Markets Index Futures	26	6/18/2021	1,719,250	(13,803)
Russell 2000 Mini Index Futures	1	6/18/2021	111,125	(6,329)
Standard & Poors 500 Mini Futures	6	6/18/2021	1,190,220	11,439
E-mini Standard & Poors MidCap 400 Futures	1	6/18/2021	260,530	(3,519)

Total Futures Contracts	87		9,089,925	(59,666)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
	•	Level 1 - quoted prices in active markets for identical securities
	•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$147,009,858	$(59,666)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$147,009,858	$(59,666)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.

(6)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(7)	Fair valued security deemed a Level 3 security.

(8)	Exchange-traded fund.

(9)	Preferred stock.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.